CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
21.	CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS

	2020	2021
	RMB’000	RMB’000
Cash at bank and on hand	1,485,232	1,499,462

(a)	The carrying amounts of the cash and cash equivalents and short-term deposits are denominated in the following currencies:

	2020	2021
	RMB’000	RMB’000
RMB	1,458,200	1,476,340
HKD	27,003	23,122
USD	29	—

	1,485,232	1,499,462